COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
	September 30,
	2016	2017
	RMB	RMB

Equipment	4,172	2,702
Intangible assets	1,000	-

	5,172	2,702

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2017, the Company was obligated under operating leases requiring minimum rental as follows:

Year ending September 30,	RMB

2018	1,128
2019	550
2020	481
2021	453
2022	455
Thereafter	3,267

6,334